Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Components Of Accumulated Other Comprehensive Loss

The following table displays the components of accumulated other comprehensive loss as of and for the year ended December 31, 2011 (in millions):

	Foreign Currency Translation Loss	Unrecognized Pension & Other Postretirement Costs, net of tax	Derivative Hedging Income (Loss), net of tax	Accumulated Other Comprehensive Loss
Balance at December 31, 2010	$(179.4)	$(425.4)	$(0.2)	$(605.0)
Current period change	(27.7)	(75.9)	1.6	(102.0)
Balance at December 31, 2011	$(207.1)	$(501.3)	$1.4	$(707.0)